Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 12—Fair Value Measurement

ASC Topic 820 establishes a framework for measuring fair value in GAAP and expands disclosures about fair market value measurements. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

In addition, ASC Topic 820 requires disclosures about the use of fair value to measure assets and liabilities to enable the assessment of inputs used to develop fair value measures, and for unobservable inputs, to determine the effects of the measurements on earnings.

A summary of assets (liabilities) measured at fair value as of December 31, 2010 and September 30, 2011 is as follows:

	As of December 31, 2010
	Total	Level 1	Level 2	Level 3
Preferred stock embedded derivatives	$(61,761)	$—	$—	$(61,761)
Interest rate swap	(612)	—	(612)	—
Seneca Holdco liability(1)	(10,406)	—	—	(10,406)
Restricted cash	401	401	—	—
Commodity derivatives	(483)	—	(483)	—

	$(72,861)	$401	$(1,095)	$(72,167)

	As of September 30, 2011
	Total	Level 1	Level 2	Level 3
Preferred stock embedded derivatives	$(117,332)	$—	$—	$(117,332)
Interest rate swap	(110)	—	(110)	—
Seneca Holdco liability(1)	(12,456)	—	—	(12,456)
Cash and cash equivalents	2,083	2,083	—	—
Restricted cash	2,008	2,008	—	—
Commodity swaps	2,233	—	2,233	—

	$(123,574)	$4,091	$2,123	$(129,788)

(1)	The liability represents the combination of the Call Option and the Put Option related to the purchase of the membership interest of Landlord.

The following is a reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2011 and 2010:

	Preferred stock embedded derivatives	Seneca holdco liability	Earnout liability	Blackhawk subordinated debt	Blackhawk unit interest
Ending balance—December 31, 2009	$(4,104)	$—	$—	$—	$—
Total unrealized gains (losses)	—	—	—	—	—
Deconsolidation of Blackhawk	—	—	—	24,298	3,678
Purchases, issuance, and settlements, net	(49,448)	—	—	—	291
Purchase accounting consolidation	—	—	—	(24,298)	(3,969)

Ending balance—March 31, 2010	(53,552)	—	—	—	—
Total unrealized gains (losses)	5,001	(371)	—	—	—
Purchases, issuance, and settlements, net	—	—	—	—	—
Purchase accounting consolidation	(1)	(7,096)	—	—	—

Ending balance—June 30, 2010	(48,552)	(7,467)	—	—	—

Total unrealized gains (losses)	1,996	(1,673)	—	—	—
Purchases, issuance, and settlements, net	—	—	—	—	—
Purchase accounting consolidation	—	432	(2,868)	—	—

Ending balance—September 30, 2010	$(46,556)	$(8,708)	$(2,868)	$—	$—

Ending balance—December 31, 2010	$(61,761)	$(10,406)	$—	$—	$—
Total unrealized gains (losses)	2,557	727	—	—	—
Purchases	—	—	—	—	—
Issuance	—	—	—	—	—
Settlements	—	150	—	—	—

Ending balance—March 31, 2011	(59,204)	(9,529)	—	—	—
Total unrealized gains (losses)	(19,645)	(2,250)	—	—	—
Purchases	—	—	—	—	—
Issuance	—	—	—	—	—
Settlements	—	150	—	—	—

Ending balance—June 30, 2011	(78,849)	(11,629)	—	—	—

Total unrealized gains (losses)	(38,483)	(977)	—	—	—
Purchases	—	—	—	—	—
Issuance	—	—	—	—	—
Settlements	—	150	—	—	—

Ending balance—September 30, 2011	$(117,332)	$(12,456)	$—	$—	$—

The company used the following methods and assumptions to estimate fair value of its financial instruments:

Valuation of Preferred Stock embedded conversion feature derivatives:    The estimated fair value of the derivative instruments embedded in the Company's outstanding Series A Preferred Stock is determined using the option pricing method to allocate the fair value of the underlying stock to the various components comprising the security, including the embedded derivative. The allocation was performed based on each series of preferred stock's liquidation preference and relative seniority. Derivative liabilities are adjusted to reflect fair value at each period end. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments.

Interest rate swap:    The fair value of the interest rate swap was determined based on a discounted cash flow approach using market observable swap curves.

Restricted cash:    This instrument consists of money market mutual funds whose fair value is based on quoted prices of identical assets in an active exchange-traded market and are reflected in Level 1.

Commodity derivatives:    The instruments held by the Company consist primarily of futures contracts, swap agreements, purchased put options and written call options. The fair value of contracts based on quoted prices of identical assets in an active exchange-traded market is reflected in Level 1. Contracts whose fair value is determined based on quoted prices of similar contracts in over-the-counter markets are reflected in Level 2.

Seneca Holdco liability:    The liability represents the combination of the Call Option and the Put Option related to the purchase of the membership interest of Landlord. The fair value of the Seneca Holdco liability is determined using an option pricing model and represents the probability weighted present value of the gain that is realized upon exercise of each option.

Notes payable and lines of credit:    The fair value of long-term debt and lines of credit was established using discounted cash flow calculations and current market rates.

The estimated fair values of the Company's financial instruments, which are not recorded at fair value, are as follows:

	September 30, 2011		December 31, 2010
	Asset (liability) carrying amount	Fair value	Asset (liability) carrying amount	Fair value
Financial Liabilities:
Notes payable and lines of credit	$(109,366)	$(109,560)	$(96,125)	$(96,228)

Note 20—Fair Value Measurement

ASC Topic 820 establishes a framework for measuring fair value in GAAP and expands disclosures about fair market value measurements. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1—Quoted prices for identical instruments in active markets.

•

Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

In addition, ASC Topic 820 requires disclosures about the use of fair value to measure assets and liabilities to enable the assessment of inputs used to develop fair value measures, and for unobservable inputs, to determine the effects of the measurements on earnings.

A summary of assets (liabilities) measured at fair value as of December 31, 2009 and 2010 is as follows:

	As of December 31, 2009
	Total	Level 1	Level 2	Level 3
Preferred stock embedded derivatives	$(4,104)	$—	$—	$(4,104)
Interest rate swap	$(1,031)	—	(1,031)	—
Commodity derivatives	$(253)	—	(253)	—

	$(5,388)	$—	$(1,284)	$(4,104)

	As of December 31, 2010
	Total	Level 1	Level 2	Level 3
Preferred stock embedded derivatives	$(61,761)	$—	$—	$(61,761)
Interest rate swap	$(612)	—	(612)	—
Seneca Holdco liability	$(10,406)	—	—	(10,406)
Restricted cash	$401	401	—	—
Commodity derivatives	$(483)	—	(483)	—

	$(72,861)	$401	$(1,095)	$(72,167)

The following is a reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and 2009:

	Preferred stock embedded derivatives	Seneca holdco liability	Blackhawk subordinated debt	Blackhawk unit interest
Ending balance—December 31, 2008	$(1,765)	$—	$—	$—
Total unrealized gains (losses)	(2,339)	—	—	—
Purchases, issuance, and settlements, net	—	—	—	—

Ending balance—December 31, 2009	(4,104)	—	—	—
Total unrealized gains (losses)	—	(4,179)	—	—
Deconsolidation of Blackhawk	(8,208)	—	24,298	3,678
Purchases, issuance, and settlements, net	(49,448)	437	—	291
Purchase accounting consolidation	(1)	(6,664)	(24,298)	(3,969)

Ending balance—December 31, 2010	$(61,761)	$(10,406)	$—	$—

The company used the following methods and assumptions to estimate fair value of its financial instruments:

Valuation of Preferred Stock embedded conversion feature derivatives:    The estimated fair value of the derivative instruments embedded in the Company's outstanding preferred stock is determined using the option pricing method to allocate the fair value of the underlying stock to the various components comprising the security, including the embedded derivative. The allocation was performed based on each class of preferred stock's liquidation preference and relative seniority. Derivative liabilities are adjusted to reflect fair value at each period end. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments.

Interest rate swap:    The fair value of the interest swap was determined based on a discounted cash flow approach using market observable swap curves.

Restricted cash:    This instrument consists of money market mutual funds whose fair value is based on quoted prices of identical assets in an active exchange-traded market and are reflected in Level 1.

Commodity derivatives:    The instruments held by the Company consist primarily of futures contracts, swap agreements, purchased put options, and written call options. The fair value of contracts based on quoted prices of identical assets in an active exchange-traded market is reflected in Level 1. Contracts whose fair value is determined based on quoted prices of similar contracts in over-the-counter markets are reflected in Level 2.

Seneca Holdco liability:    The liability represents the combination of the Call Option and the Put Option related to the purchase of membership interest of Seneca Landlord, LLC. The fair value of the Seneca Holdco liability is determined using an option pricing model and represents the probability weighted present value of the gain that is realized upon exercise of each option.

Notes payable and lines of credit:    The fair value of long-term debt and lines of credit was established using discounted cash flow calculations and current market rates.

The estimated fair values of the Company's financial instruments, which are not recorded at fair value are as follows as of December 31, 2010 and 2009:

	2010		2009
	Asset (liability) carrying amount	Estimated fair value	Asset (liability) carrying amount	Estimated fair value
Financial Liabilities:
Notes payable and lines of credit	(96,125)	(96,228)	(28,855)	(29,124)